CIK: 0001046407

                                                                John M. Richards
                                                       Assistant General Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                 March 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Paragon Separate Account D
     File No. 811-08385

Commissioners:

Annual reports dated December 31, 2014 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual report for the Deutsche International VIP of Deutsche Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual report for the Deutsche Money Market VIP of Deutsche Variable Series II is incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual report for the MFS Growth Series of MFS(R) Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143.

The Annual report for the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company